Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2025
Schedule of Notional Amounts of Outstanding

The notional amounts of outstanding foreign currency contracts in U.S. dollar as of the periods presented were as follows:

	March 31,	December 31,
	2025	2024
Derivatives Designated as Hedging Instruments
Foreign currency contracts	$(334)	$342
Derivatives Not Designated as Hedging Instruments
Foreign currency contracts	88	18
Total derivative instruments	$(246)	$360

Schedule of Fair Value of the Outstanding Non-Designated Foreign Exchange Contracts

The fair value of the outstanding non-designated foreign exchange contracts recorded by the Company on its consolidated balance sheets as of March 31, 2025 and December 31, 2024, as assets and liabilities are as follows:

		March 31,	December 31,
Foreign exchange forward and options contracts	Balance sheet	2025	2024

Fair value of foreign exchange non-designated hedge transactions	Other receivables and prepaid expenses	$88	$18
Fair value of foreign exchange non-designated hedge transactions	Other payables and accrued expenses	-	-

Total derivatives non-designated as hedging instruments		$88	$18